Organization and Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Note 1. Organization and Operations

Staged for Success, LLC

On February 19, 2009, Mr. Jonathan Hopp formed Staged for Success LLC (“LLC”), a single member LLC under the laws of the State of California. LLC engages in home staging and interior design services business.

JH Designs, Inc.

JH Designs, Inc. (the “Company”), was incorporated under the laws of the State of Nevada on July 29, 2010. Upon formation the Company issued 190,000,000 shares of its common stock to Mr. Jonathan Hopp, the founder, in exchange for the existing business of the LLC. No value was given to the stock issued by the newly formed corporation. Therefore, the shares were recorded to reflect the $.001 and paid in capital was recorded as a negative amount ($190,000). The sole purpose of the formation of the Company is to acquire Staged for Success LLC. The Company was inactive prior to the acquisition of Staged for Success LLC.

Merger of Staged for Success, LLC

The acquisition of LLC (“Predecessor”) by the Company has been accounted for as a reverse acquisition for financial accounting purposes. The reverse acquisition is deemed a capital transaction and the net assets of Predecessor (the accounting acquirer) are carried forward to the Company (the legal acquirer and the reporting entity) at their carrying value before the combination. The acquisition process utilizes the capital structure of the Company and the assets and liabilities of Predecessor which are recorded at historical cost. The equity of the Company is the historical equity of Predecessor retroactively restated to reflect the number of shares issued by the Company in the transaction.

The Company applied paragraph 505-10-S99-3 of the FASB Accounting Standards Codification (formerly Topic 4B of the Staff Accounting Bulletins (“SAB”) (“SAB Topic 4B”) issued by the United States Securities and Exchange Commission (the “SEC”), by reclassifying the single member LLC’s owner capital account inclusive of capital contribution of $3,535 and a deficit accumulated during the development stage of ($60,541) to additional paid-in capital as of July 29, 2010.

The accompanying consolidated financial statements have been prepared as if the Company had its corporate capital structure as of the first date of the first period presented.

Staged for Success, LLC

On February 19, 2009, Mr. Jonathan Hopp formed Staged for Success LLC (“LLC”), a single member LLC under the laws of the State of California. LLC engages in home staging and interior design services business.

JH Designs, Inc.

JH Designs, Inc. (the “Company”), was incorporated under the laws of the State of Nevada on July 29, 2010. Upon formation the Company issued 190,000,000 shares of its common stock to Mr. Jonathan Hopp, the founder, in exchange for the existing business of the LLC. No value was given to the stock issued by the newly formed corporation. Therefore, the shares were recorded to reflect the $.0001 and paid in capital was recorded as a negative amount ($19,000). The sole purpose of the formation of the Company is to acquire Staged for Success LLC. The Company was inactive prior to the acquisition of Staged for Success LLC.

Merger of Staged for Success, LLC

The acquisition of LLC (“Predecessor”) by the Company has been accounted for as a reverse acquisition for financial accounting purposes. The reverse acquisition is deemed a capital transaction and the net assets of Predecessor (the accounting acquirer) are carried forward to the Company (the legal acquirer and the reporting entity) at their carrying value before the combination. The acquisition process utilizes the capital structure of the Company and the assets and liabilities of Predecessor which are recorded at historical cost. The equity of the Company is the historical equity of Predecessor retroactively restated to reflect the number of shares issued by the Company in the transaction.

The Company applied paragraph 505-10-S99-3 of the FASB Accounting Standards Codification (formerly Topic 4B of the Staff Accounting Bulletins (“SAB”) (“SAB Topic 4B”) issued by the United States Securities and Exchange Commission (the “SEC”), by reclassifying the single member LLC’s owner capital account inclusive of capital contribution of $3,535 and a deficit accumulated during the development stage of ($60,541) to additional paid-in capital as of July 29, 2010.

The accompanying consolidated financial statements have been prepared as if the Company had its corporate capital structure as of the first date of the first period presented.

Amendment to the Articles of Incorporation

On September 11, 2012, the Company filed an Amendment to the Articles of Incorporation of the Company pursuant to NRS 78.209 with the Secretary of State of Nevada, (i) to effectuate a forward split of all issued and outstanding shares of common stock, at a ratio of twenty-for-one (20:1) (the “Forward Stock Split”) and (ii) to change its authorized shares from 100,000,000 shares of common stock with a par value of $0.001 and 25,000,000 shares of preferred stock with a par value of $0.001 to 300,000,000 shares of common stock with a par value of $0.0001 and 25,000,000 shares of preferred stock with a par value of $0.0001.

All shares and per share amounts in the consolidated financial statements and footnotes have been adjusted to give retroactive effect to the twenty-for-one (20:1) Forward Stock Split.